Exhibit 99.30

COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Data Compare

Run Date - 01/09/2026 10:32:19 AM

Evolve Loan ID	Deal ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	4350118904	XXXX	XXXX	Doc Type	Alternative	Bank Statement	24 mo Bank Statements
XXXX	4350118905	XXXX	XXXX	Doc Type	Alternative	Bank Statement	verified with loan approval
XXXX	4350118905	XXXX	XXXX	QM Status	Exempt	Non-QM	Verified
XXXX	4350118906	XXXX	XXXX	DSCR	0.690		Full Doc Loan